Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
NOTE 4 — Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	March 31, 2022	December 31, 2021
Prepaid insurance	$5,059	$57
Other prepaid expenses	2,159	1,134
Other current assets	100	156

	$7,318	$1,347

NOTE 4 — Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2020
Prepaid expenses	$1,191	$734
Operating lease right-of-use assets	—	230
Receivable—Privateer Management (see also Note 13)	—	263
Other current assets	156	381

	$1,347	$1,608